income taxes (Tables)	6 Months Ended
Jun. 30, 2022
income taxes
Expense composition

	Three months		Six months
Periods ended June 30 (millions)	2022	2021	2022	2021
Current income tax expense
For the current reporting period	$176	$150	$321	$279
Adjustments recognized in the current period for income taxes of prior periods	(4)	(15)	(4)	(15)
	172	135	317	264
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(3)	(25)	(4)	(22)
Adjustments recognized in the current period for income taxes of prior periods	(2)	1	(2)	1
	(5)	(24)	(6)	(21)
	$167	$111	$311	$243

Rate reconciliations

Three-month periods ended June 30 ($ in millions)	2022		2021
Income taxes computed at applicable statutory rates	$171	25.7%	$117	25.7%
Adjustments recognized in the current period for income taxes of prior periods	(6)	(0.9)	(14)	(3.0)
Non-deductible amounts	3	0.3	6	1.3
Other	(1)	(0.1)	2	0.4
Income tax expense per Consolidated statements of income and other comprehensive income	$167	25.0%	$111	24.4%

Six-month periods ended June 30 ($ in millions)	2022		2021
Income taxes computed at applicable statutory rates	$311	25.6%	$236	25.7%
Adjustments recognized in the current period for income taxes of prior periods	(6)	(0.5)	(14)	(1.5)
Non-deductible amounts	8	0.7	12	1.3
Other	(2)	(0.2)	9	0.9
Income tax expense per Consolidated statements of income and other comprehensive income	$311	25.6%	$243	26.4%